Hedging Activities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2011 financial_institution	Dec. 31, 2012 financial_institution	Dec. 31, 2011	Jul. 31, 2012	Feb. 29, 2012	Dec. 31, 2010	Feb. 28, 2010
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Number of financial institutions			4	4
Expected to reclassify out of accumulated other comprehensive income in next 12 months	$ 9,100			$ 9,660
Loss on fair value hedge ineffectiveness	200	300		144
Gain on fair value hedge ineffectiveness					$ 25
Production barrels per day (bbls/day)				4,000	2,000	3,000	2,000	2,300	3,000
Forward contract sale, price per barrel				107.29	86.96	109.73	108.00	58.24	54.81
Delivered percentage of production under fixed price swaps				46.00%